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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22405

ClearBridge Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2012- June 30, 2013

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22405

Reporting Period: 07/01/2012 - 06/30/2013

ClearBridge Energy MLP Fund Inc.

======================= ClearBridge Energy MLP Fund Inc. =======================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101

Meeting Date: JUN 04, 2013   Meeting Type: Annual

Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Oliver G. Richard, III   For       For          Management

1.2   Elect Director Clark C. Smith           For       For          Management

1.3   Elect Director Frank S. Sowinski        For       For          Management

2     Approve Omnibus Stock Plan              For       For          Management

3     Ratify Auditors                         For       For          Management

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COPANO ENERGY, L.L.C.

Ticker:       CPNO           Security ID:  217202100

Meeting Date: APR 30, 2013   Meeting Type: Special

Record Date:  MAR 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

2     Adjourn Meeting                         For       For          Management

3     Advisory Vote on Golden Parachutes      For       For          Management

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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102

Meeting Date: SEP 21, 2012   Meeting Type: Annual

Record Date:  AUG 15, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Director Bart Veldhuizen          For       For          Management

2     Elect Director Carl Erik Steen          For       For          Management

3     Elect Director Hans Petter              For       For          Management

4     Elect Director Paul Leand Jr.           For       For          Management

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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102

Meeting Date: DEC 13, 2012   Meeting Type: Annual

Record Date:  OCT 17, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Director Bart Veldhuizen          For       For          Management

2     Elect Director Carl Erik Steen          For       For          Management

3     Elect Director Hans Petter Aas          For       For          Management

4     Elect Director Paul Leand, Jr.          For       For          Management

5     Amend Quorum Requirements               For       For          Management

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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106

Meeting Date: APR 25, 2013   Meeting Type: Annual

Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Walter R. Arnheim        For       For          Management

1.2   Elect Director Patrick C. Eilers        For       For          Management

2     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

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MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100

Meeting Date: MAY 29, 2013   Meeting Type: Annual

Record Date:  APR 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Frank M. Semple          For       For          Management

1.2   Elect Director Donald D. Wolf           For       For          Management

1.3   Elect Director Keith E. Bailey          For       For          Management

1.4   Elect Director Michael L. Beatty        For       For          Management

1.5   Elect Director Charles K. Dempster      For       For          Management

1.6   Elect Director Donald C. Heppermann     For       For          Management

1.7   Elect Director Randall J. Larson        For       For          Management

1.8   Elect Director Anne E. Fox Mounsey      For       For          Management

1.9   Elect Director William P. Nicoletti     For       For          Management

2     Ratify Auditors                         For       For          Management

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NUSTAR GP HOLDINGS, LLC

Ticker:       NSH            Security ID:  67059L102

Meeting Date: APR 24, 2013   Meeting Type: Annual

Record Date:  MAR 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director William E. Greehey       For       For          Management

1.2   Elect Director Jelynne LeBlanc-Burley   For       For          Management

2     Ratify Auditors                         For       For          Management

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PVR PARTNERS, L.P.

Ticker:       PVR            Security ID:  693665101

Meeting Date: JUN 05, 2013   Meeting Type: Annual

Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Robert J. Hall           For       For          Management

1.2   Elect Director Marsha R. Perelman       For       For          Management

2     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ClearBridge Energy MLP Fund Inc.

By (Signature and Title)*	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chairman, President and Chief Executive Officer

Date	August 16, 2013

* Print the name and title of each signing officer under his or her signature.